INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Financial costs
Interest expenses with the Parents			$ (194,125)	$ (299,468)
Interest expenses			(9,994,912)	(10,722,135)
Financial commissions			(1,288,813)	(1,517,729)
Financial costs			(11,477,850)	(12,539,332)
Other financial results
Exchange differences generated by assets			(12,049,351)	(12,771,727)
Exchange differences generated by liabilities			21,674,845	9,070,404
Changes in fair value of financial assets or liabilities and other financial results			(13,727,825)	(2,068,923)
Net gain of inflation effect on monetary items			766,135	281,083
Other financial results	$ (3,454,061)	$ (4,200,857)	$ (3,336,196)	$ (5,489,163)